Financial liabilities (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of financial liabilities [abstract]
Schedule of Financial Liabilities

(CHF in millions)	6/30/2026	12/31/2025

Current lease liabilities	87.9	81.2
Customer refund liability returns	41.5	55.8
Other current financial liabilities	4.9	0.9
Total other current financial liabilities	46.3	56.7

Non-current lease liabilities	474.6	440.3
Other non-current financial liabilities	5.6	2.8
Total other non-current financial liabilities	5.6	2.8
Total other current and non-current financial liabilities	52.0	59.5

Schedule of Contractual Maturities
Contractual maturities of On’s undiscounted financial liabilities:

(CHF in millions)	Due < 3 months	Due 4 to 12 months	Due 1 to 5 years	Due > 5 years	6/30/2026

Trade payables	211.0	—	—	—	211.0
Current lease liabilities	27.8	82.4	—	—	110.2
Other financial liabilities	21.3	24.9	—	—	46.3
Other current financial liabilities	49.1	107.3	—	—	156.5
Non-current lease liabilities	—	—	332.5	229.7	562.2
Other non-current financial liabilities	—	—	5.6	—	5.6
Other non-current financial liabilities	—	—	338.1	229.7	567.8

(CHF in millions)	Due < 3 months	Due 4 to 12 months	Due 1 to 5 years	Due > 5 years	12/31/2025

Trade payables	154.8	—	—	—	154.8
Current lease liabilities	24.8	75.7	—	—	100.6
Other financial liabilities	38.3	18.4	—	—	56.7
Other current financial liabilities	63.1	94.2	—	—	157.3
Non-current lease liabilities	—	—	299.0	216.0	515.0
Other non-current financial liabilities	—	—	2.8	—	2.8
Other non-current financial liabilities	—	—	301.8	216.0	517.8

Schedule of Assets Pledged in Relation to Credit Facility	The following assets have been pledged in relation to the credit facility:

(CHF in millions)	6/30/2026	12/31/2025

Trade receivables	312.8	266.4
Inventory	342.2	340.4
Assets pledged	655.1	606.9